CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	88,758,778	89,435,058
Ordinary shares, shares outstanding	88,758,778	89,435,058
Treasury stock at cost, shares	1,723,200	1,028,920